Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019
Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.07%		0.07%
Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.21%		0.29%
Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.46%		0.14%
SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.40%		0.53%
Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.02%		0.01%
Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.09%		0.08%
Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.10%		0.05%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 695,603		$ 583,159
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	687,345		576,815
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	379,528		326,786
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	148,175		132,646
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	43,429		38,481
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,161		9,703
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14,872		11,786
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	133,850		112,893
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,558		1,661
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,269		2,844
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	27,194		22,980
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,569		2,877
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 8,258		$ 6,345
Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.06%		0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.09%		0.09%
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.27%		0.10%
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.19%		0.15%
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.01%		0.00%
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.08%		0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.08%		0.05%
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 672,021		$ 564,765
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	663,763		558,420
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	356,948		309,499
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	138,769		124,063
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	37,568		32,932
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,658		9,184
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,990		9,817
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	133,795		112,796
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,198		1,314
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,214		2,826
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	26,377		21,953
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,982		2,341
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 8,258		$ 6,345
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.16%		1.00%
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		1.85%		3.90%
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.92%		0.59%
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.63%		1.15%
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.44%		0.52%
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.15%		0.09%
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 20,873		$ 16,069
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,873		16,069
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,341		15,538
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,448		7,624
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	5,838		5,532
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,029		424
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,254		1,449
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	330		325
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	43		8
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	348		451
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	137		334
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 0		$ 0
Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		1.97%		2.45%
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		5.65%		13.19%
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		7.79%		22.65%
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		19.41%		14.03%
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		82.79%		27.13%
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 2,709		$ 2,326
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,709		2,326
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,240		1,749
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	959		959
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23		17
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	474		94
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	628		521
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	55		98
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30		22
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12		10
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	469		576
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	450		202
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		696,815		584,075
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		688,556		577,730
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		380,589		327,550
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 148,341		$ 132,756
ECL coverage		0.11%		0.08%
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 43,492		$ 38,524
ECL coverage		0.15%		0.11%
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 15,440		$ 9,819
ECL coverage		1.81%		1.19%
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 15,183		$ 12,089
ECL coverage		2.04%		2.51%
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 133,886		$ 112,915
ECL coverage		0.03%		0.02%
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,596		$ 1,696
ECL coverage		2.40%		2.05%
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,375		$ 2,925
ECL coverage		3.15%		2.78%
Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 19,274		$ 16,824
ECL coverage		0.31%		0.31%
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 27,327		$ 23,123
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,677		$ 2,987
ECL coverage		4.04%		3.66%
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 383,266	[2]	$ 330,536	[3]
ECL coverage		0.30%		0.26%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 357,090		$ 309,581
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 138,803		$ 124,077
ECL coverage		0.02%		0.01%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 37,583		$ 32,937
ECL coverage		0.04%		0.02%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 12,684		$ 9,199
ECL coverage		0.21%		0.16%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 12,010		$ 9,834
ECL coverage		0.16%		0.18%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 133,800		$ 112,799
ECL coverage		0.00%		0.00%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,209		$ 1,322
ECL coverage		0.91%		0.60%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,219		$ 2,831
ECL coverage		0.16%		0.17%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 17,781		$ 16,582
ECL coverage		0.14%		0.09%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 26,410		$ 21,988
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,009		$ 2,370
ECL coverage		1.35%		1.22%
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 359,099		$ 311,951
ECL coverage		0.05%		0.04%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 20,556		$ 15,661
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 8,540		$ 7,679
ECL coverage		1.08%		0.72%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 5,883		$ 5,567
ECL coverage		0.75%		0.62%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,069		$ 429
ECL coverage		1.92%		1.00%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,277		$ 1,464
ECL coverage		1.01%		1.04%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0
ECL coverage		0.00%		0.00%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 342		$ 339
ECL coverage		3.33%		4.04%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 43		$ 8
ECL coverage		0.02%		0.03%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,402		$ 176
ECL coverage		0.25%		0.15%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 357		$ 463
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 142		$ 344
ECL coverage		3.51%		3.05%
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 20,697		$ 16,005
ECL coverage		1.06%		0.83%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,943		$ 2,308
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 998		$ 1,000
ECL coverage		3.90%		4.06%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 27		$ 21
ECL coverage		14.14%		17.65%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 686		$ 192
ECL coverage		30.89%		50.88%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 896		$ 791
ECL coverage		29.91%		34.20%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 86		$ 116
ECL coverage		35.92%		15.66%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 46		$ 35
ECL coverage		34.88%		37.18%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 113		$ 87
ECL coverage		89.39%		88.44%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 91		$ 67
ECL coverage		35.63%		57.50%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 560		$ 672
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 526		$ 272
ECL coverage		14.46%		25.70%
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,470		$ 2,580
ECL coverage		22.47%		24.36%
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ (1,211)		$ (915)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,211)		(915)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,060)		(764)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(166)		(110)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(63)		(43)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(279)		(117)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(310)		(303)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(36)		(22)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(38)		(35)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(106)		(81)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(133)		(143)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(108)		(109)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(187)		(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(187)		(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(142)		(82)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)		(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)		(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(27)		(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(19)		(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(8)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(35)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(27)		(29)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(229)		(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(229)		(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(215)		(123)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(93)		(55)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(44)		(34)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(40)		(4)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(23)		(15)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(14)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)		(13)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(11)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(795)		(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(795)		(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(703)		(559)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(39)		(41)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(212)		(98)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(268)		(271)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(31)		(18)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(13)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(101)		(77)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(90)		(95)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(76)		(70)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0
UBS AG | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.07%		0.07%
UBS AG | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.21%		0.29%
UBS AG | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.46%		0.14%
UBS AG | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.40%		0.53%
UBS AG | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.02%		0.01%
UBS AG | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.09%		0.08%
UBS AG | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.10%		0.05%
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 696,976		$ 584,329
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	688,717		577,985
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	380,977		327,992
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	148,175		132,646
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	43,429		38,481
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,161		9,703
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14,872		11,786
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	133,850		112,893
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,558		1,661
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,269		2,844
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	27,219		23,012
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,569		2,877
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 8,258		$ 6,345
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.06%		0.06%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.09%		0.09%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.27%		0.10%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.19%		0.15%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.01%		0.00%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.08%		0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.08%		0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 673,394		$ 565,935
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	665,135		559,590
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	358,396		310,705
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	138,769		124,063
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	37,568		32,932
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,658		9,184
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,990		9,817
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	133,795		112,796
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,198		1,314
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,214		2,826
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	26,401		21,985
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,982		2,341
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 8,258		$ 6,345
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.16%		1.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		1.85%		3.90%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.92%		0.59%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.63%		1.15%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.44%		0.52%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.15%		0.09%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 20,873		$ 16,069
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,873		16,069
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,341		15,538
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,448		7,624
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	5,838		5,532
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,029		424
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,254		1,449
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	330		325
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	43		8
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	348		451
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	137		334
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 0		$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		1.97%		2.45%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		5.65%		13.19%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		7.79%		22.65%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		19.41%		14.03%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		0.00%		0.00%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage		82.79%		27.13%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 2,709		$ 2,326
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,709		2,326
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,240		1,749
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	959		959
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23		17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	474		94
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	628		521
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	55		98
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30		22
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12		10
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	469		576
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	450		202
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		698,187		585,245
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		689,929		578,899
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		382,036		328,756
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 148,341		$ 132,756
ECL coverage		0.11%		0.08%
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 43,492		$ 38,524
ECL coverage		0.15%		0.11%
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 15,440		$ 9,819
ECL coverage		1.81%		1.19%
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 15,183		$ 12,089
ECL coverage		2.04%		2.51%
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 133,886		$ 112,915
ECL coverage		0.03%		0.02%
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,596		$ 1,696
ECL coverage		2.40%		2.05%
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,375		$ 2,925
ECL coverage		3.15%		2.78%
UBS AG | Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 20,722		$ 18,031
ECL coverage		0.29%		0.29%
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 27,352		$ 23,154
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,677		$ 2,987
ECL coverage		4.04%		3.66%
UBS AG | Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 384,714	[4]	$ 331,743	[5]
ECL coverage		0.30%		0.26%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 358,538		$ 310,787
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 138,803		$ 124,077
ECL coverage		0.02%		0.01%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 37,583		$ 32,937
ECL coverage		0.04%		0.02%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 12,684		$ 9,199
ECL coverage		0.21%		0.16%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 12,010		$ 9,834
ECL coverage		0.16%		0.18%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 133,800		$ 112,799
ECL coverage		0.00%		0.00%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,209		$ 1,322
ECL coverage		0.91%		0.60%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,219		$ 2,831
ECL coverage		0.16%		0.17%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 19,229		$ 17,788
ECL coverage		0.13%		0.08%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 26,435		$ 22,019
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,009		$ 2,370
ECL coverage		1.35%		1.22%
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 360,547		$ 313,158
ECL coverage		0.05%		0.04%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 20,556		$ 15,661
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 8,540		$ 7,679
ECL coverage		1.08%		0.72%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 5,883		$ 5,567
ECL coverage		0.75%		0.62%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,069		$ 429
ECL coverage		1.92%		1.00%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,277		$ 1,464
ECL coverage		1.01%		1.04%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0
ECL coverage		0.00%		0.00%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 342		$ 339
ECL coverage		3.33%		4.04%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 43		$ 8
ECL coverage		0.02%		0.03%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 1,402		$ 176
ECL coverage		0.25%		0.15%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 357		$ 463
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 142		$ 344
ECL coverage		3.51%		3.05%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 20,697		$ 16,005
ECL coverage		1.06%		0.83%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 2,943		$ 2,308
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 998		$ 1,000
ECL coverage		3.90%		4.06%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 27		$ 21
ECL coverage		14.14%		17.65%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 686		$ 192
ECL coverage		30.89%		50.88%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 896		$ 791
ECL coverage		29.91%		34.20%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 86		$ 116
ECL coverage		35.92%		15.66%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 46		$ 35
ECL coverage		34.88%		37.18%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 113		$ 87
ECL coverage		89.39%		88.44%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 91		$ 67
ECL coverage		35.63%		57.50%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 560		$ 672
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 526		$ 272
ECL coverage		14.46%		25.70%
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 3,470		$ 2,580
ECL coverage		22.47%		24.36%
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ (1,211)		$ (915)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,211)		(915)
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,060)		(764)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(166)		(110)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(63)		(43)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(279)		(117)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(310)		(303)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(36)		(22)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(38)		(35)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(106)		(81)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(133)		(143)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(108)		(109)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(187)		(124)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(187)		(124)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(142)		(82)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)		(15)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)		(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(27)		(15)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(19)		(17)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(4)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(8)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(35)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(27)		(29)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(229)		(137)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(229)		(137)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(215)		(123)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(93)		(55)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(44)		(34)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(40)		(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(23)		(15)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(14)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)		(13)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(11)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(795)		(655)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(795)		(655)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(703)		(559)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(39)		(41)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(212)		(98)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(268)		(271)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(31)		(18)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(13)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(101)		(77)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(90)		(95)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(76)		(70)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Includes Loans and advances to customers of USD 380,589 million and Loans to financial advisors of USD 2,677 million which are presented on the balance sheet line Other assets measured at amortized cost

[3]
Includes Loans and advances to customers of USD 327,550 million and Loans to financial advisors of USD 2,987 million which are presented on the balance sheet line Other assets measured at amortized cost

[4]
Includes Loans and advances to customers of USD 382,036 million and Loans to financial advisors of USD 2,677 million which are presented on the balance sheet line Other assets measured at amortized cost

[5]
Includes Loans and advances to customers of USD 328,756 million and Loans to financial advisors of USD 2,987 million which are presented on the balance sheet line Other assets measured at amortized cost